DEPOSITS	12 Months Ended
Dec. 31, 2015
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 20: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 87,400, which approximates USD 100,000, was EUR 24 million at December 31, 2015 (2014: EUR 136 million). At December 31, 2015, interest-bearing deposits with scheduled maturities in excess of one year were EUR 477 million (2014: EUR 653 million).

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2014			2015
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents

	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2,932	38	2,970	2,825	32	2,857
Private sector:
Corporations	5,046	1,752	6,798	3,661	1,633	5,294
Individuals	34,246	4,840	39,086	28,605	4,418	33,023
Interbank	14,667	1,040	15,707	24,162	569	24,731
Total interest bearing deposits	56,891	7,670	64,561	59,253	6,652	65,905
Non-interest bearing:
Public sector	228	4	232	165	2	167
Private sector:
Corporations	885	92	977	966	147	1,113
Individuals	92	174	266	146	185	331
Interbank	45	25	70	22	26	48
Total non-interest bearing deposits	1,250	295	1,545	1,299	360	1,659
Total:
Public sector	3,160	42	3,202	2,990	34	3,024
Private sector:
Corporations	5,931	1,844	7,775	4,627	1,780	6,407
Individuals	34,338	5,014	39,352	28,751	4,603	33,354
Interbank	14,712	1,065	15,777	24,184	595	24,779
Total deposits	58,141	7,965	66,106	60,552	7,012	67,564

Included in the above table are interest bearing deposits of EUR 16 million and EUR 2 million for 2014 and 2015 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2014 losses of EUR (1) million and during 2015 losses of NIL million, relating to fair value changes of these deposits were included in net trading gain/(loss).

Interest bearing interbank deposits under “Greek residents” mainly include the funding from the Eurosystem amounting to EUR 14,240 million (of which ECB funding EUR 14,240 million and ELA funding NIL) and EUR 24,029 million (of which ECB funding EUR 12,529 million and ELA funding EUR 11,500 million) for 2014 and 2015 respectively.

On December 18, 2015, following the Resolution Measures Committee of the Bank of Greece (meeting no 28/18.12.2015), the deposits of the credit institution under resolution “Cooperative Bank of Peloponnese Coop Ltd” were transferred to the Bank. The decision was also published in the Government Gazette “N.2762/18.12.2015”. The amount transferred was EUR 95 million.